POLICY AND CONTRACT CLAIMS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Policy And Contract Claims [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Reinsurance reserve, net	$ 1,418,000,000	$ 0